Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 29,340	$ 31,694
Other receivables	6,235	7,140
Investments in securities	0	65,541
Prepaid engine overhauls, current portion	15,601	13,710
Aircraft held for sale, current portion	3,421	7,786
Prepaid expenses and other current assets	10,352	7,771
Total current assets	74,372	143,969
Parts and supplies inventory	5,068	5,658
Notes receivable, non-current portion, net	7,728	3,700
Property and equipment, net	223,730	259,874
Aircraft held for sale, non-current portion	0	4,085
Operating lease right-of-use assets	61,028	68,970
Finance lease right-of-use assets	26,061	15,680
Prepaid engine overhauls, non-current portion	42,694	39,408
Other non-current assets	4,383	2,604
Total assets	439,996	538,290
Current liabilities
Accounts payable	30,674	20,295
Deferred revenue, current portion	135,891	128,905
Operating lease liabilities, current portion	14,932	15,617
Finance lease liabilities, current portion	4,451	1,282
Other current liabilities	36,519	31,132
Short-term notes payable	8,537	5,962
Total current liabilities	269,950	294,753
Operating lease liabilities, non-current portion	47,493	54,611
Finance lease liabilities, non-current portion	19,159	5,708
Deferred revenue, non-current portion	26,428	20,612
Other non-current liabilities	47,140	30,342
Total liabilities	524,266	549,962
Temporary equity
Redeemable noncontrolling interest	213,411	159,514
Stockholders' (deficit) / equity
Accumulated other comprehensive loss	0	(56)
Additional paid-in capital	113,625	0
Total flyExclusive stockholders' (deficit) / equity	(326,751)	(233,489)
Noncontrolling interests	1,105	23,431
Total stockholders’ (deficit) / equity	(325,646)	(210,058)
Accumulated deficit	(440,385)	(233,441)
Total liabilities, temporary equity and stockholders' / members' equity	439,996	538,290
Derivative liability	4,444	3,014
Previously Reported
Stockholders' (deficit) / equity
Accumulated other comprehensive loss		(56)
Additional paid-in capital		9,618
Noncontrolling interests		24,549
Total stockholders’ (deficit) / equity		(210,058)
Accumulated deficit		(244,177)
Series A Preferred Stock
Temporary equity
Temporary equity, carrying amount	27,965	23,799
Series B Preferred stock
Temporary equity
Temporary equity, carrying amount	0	15,073
Class A Common Stock
Stockholders' (deficit) / equity
Common stock	3	2
Class A Common Stock | Previously Reported
Stockholders' (deficit) / equity
Common stock		2
Class B Common Stock
Stockholders' (deficit) / equity
Common stock	6	6
Class B Common Stock | Previously Reported
Stockholders' (deficit) / equity
Common stock		6
Nonrelated Party
Current assets
Accounts receivable, net	3,030	2,024
Current liabilities
Long-term notes payable, current portion	29,905	84,883
Stockholders' (deficit) / equity
Long-term notes payable, non-current portion	79,031	104,027
Related Party
Current assets
Accounts receivable, net	1,325	2,645
Notes receivable, non-current portion, net	7,728	3,700
Current liabilities
Long-term notes payable, current portion	9,041	6,677
Stockholders' (deficit) / equity
Long-term notes payable, non-current portion	$ 30,621	$ 36,895